UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

This Form N-Q relates solely to the Registrant’s PGIM Global Real Estate Fund and PGIM Jennison Technology Fund.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2019

Date of reporting period:	1/31/2019

Item 1. Schedule of Investments

PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 98.0%
Common Stocks 98.0%
Australia 5.1%
Charter Hall Office, REIT (Escrow Shares)^	590,800	$ —
Dexus, REIT	3,342,448	27,918,577
Goodman Group, REIT	4,033,681	34,213,726
Scentre Group, REIT	3,929,293	11,343,687
Stockland, REIT	7,598,514	20,907,852
Vicinity Centres, REIT	6,726,939	12,781,257
		107,165,099
Belgium 0.7%
Shurgard Self Storage SA*	454,549	14,240,760
Canada 3.1%
Allied Properties Real Estate Investment Trust, REIT	445,701	16,010,569
Canadian Apartment Properties, REIT	712,603	25,381,346
Chartwell Retirement Residences, UTS	940,973	10,512,945
Summit Industrial Income REIT	1,719,949	13,430,250
		65,335,110
France 3.2%
Carmila SA, REIT	284,417	5,701,433
Covivio, REIT	134,511	13,762,921
Klepierre SA, REIT	459,471	15,786,496
Unibail-Rodamco-Westfield, REIT	186,079	33,496,233
		68,747,083
Germany 4.8%
ADO Properties SA, 144A	197,982	11,885,071
alstria office REIT-AG	218,831	3,293,543
LEG Immobilien AG	216,898	25,481,302
TLG Immobilien AG	240,759	7,392,386
Vonovia SE	1,076,970	54,081,651
		102,133,953
Hong Kong 8.5%
CK Asset Holdings Ltd.	2,519,018	21,176,723
Henderson Land Development Co. Ltd.	4,466,501	25,413,205
Link REIT	3,697,425	40,604,531
Sun Hung Kai Properties Ltd.	3,651,634	61,292,994

PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hong Kong (cont’d.)
Swire Properties Ltd.	3,911,710	$ 15,228,075
Wharf Real Estate Investment Co. Ltd.	2,421,016	16,565,504
		180,281,032
Ireland 1.2%
Green REIT PLC	8,365,362	13,884,488
Hibernia REIT PLC	6,683,769	10,085,769
Irish Residential Properties REIT PLC	824,823	1,417,218
		25,387,475
Japan 11.8%
Activia Properties, Inc., REIT	2,764	11,970,683
Daiwa Office Investment Corp., REIT	1,802	12,047,817
Invincible Investment Corp., REIT	28,657	12,465,519
Japan Hotel REIT Investment Corp.	13,000	9,970,120
Japan Real Estate Investment Corp., REIT	4,928	28,881,016
Kenedix Retail REIT Corp.	7,392	17,587,010
LaSalle Logiport REIT	11,325	11,311,218
Mitsubishi Estate Co. Ltd.	1,094,285	19,368,181
Mitsui Fudosan Co. Ltd.	2,053,164	49,900,697
Mitsui Fudosan Logistics Park, Inc., REIT	1,498	4,751,752
Nippon Building Fund, Inc., REIT	4,113	26,586,598
Sumitomo Realty & Development Co. Ltd.	1,219,332	46,513,227
		251,353,838
Singapore 1.6%
Keppel REIT	15,906,172	13,969,003
Suntec Real Estate Investment Trust, REIT	14,354,197	20,611,665
		34,580,668
Spain 0.9%
Inmobiliaria Colonial Socimi SA, REIT	1,929,765	19,746,792
Sweden 1.3%
Atrium Ljungberg AB (Class B Stock)	340,325	6,227,484
Fabege AB	906,548	13,223,472
Hufvudstaden AB (Class A Stock)	497,909	8,277,468
		27,728,424

PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Switzerland 0.5%
PSP Swiss Property AG	105,755	$ 10,884,032
United Kingdom 3.8%
Big Yellow Group PLC, REIT	972,577	12,244,839
British Land Co. PLC (The), REIT	744,731	5,606,365
Land Securities Group PLC, REIT	587,869	6,677,686
Segro PLC, REIT	2,972,495	25,264,309
Shaftesbury PLC, REIT	622,094	7,198,320
Tritax Big Box REIT PLC	7,367,814	13,508,651
Tritax EuroBox PLC, REIT, 144A*	7,247,428	8,877,048
		79,377,218
United States 51.5%
Alexandria Real Estate Equities, Inc., REIT	237,590	31,292,979
American Assets Trust, Inc., REIT	585,452	25,139,309
Americold Realty Trust, REIT	1,670,468	48,978,122
Apple Hospitality REIT, Inc.	1,426,103	23,402,350
AvalonBay Communities, Inc., REIT	418,163	80,672,006
Camden Property Trust, REIT	380,677	36,906,635
CareTrust REIT, Inc.	858,933	18,879,347
Columbia Property Trust, Inc., REIT	334,028	7,371,998
Community Healthcare Trust, Inc., REIT	408,663	13,494,052
Crown Castle International Corp., REIT	155,014	18,145,939
DiamondRock Hospitality Co., REIT	2,357,304	23,950,209
Digital Realty Trust, Inc., REIT	323,729	35,072,800
Duke Realty Corp., REIT	1,159,238	33,896,119
Easterly Government Properties, Inc., REIT	408,514	7,336,911
Empire State Realty Trust, Inc. (Class A Stock), REIT	554,587	8,573,915
Equity LifeStyle Properties, Inc., REIT	571,636	60,524,820
Essex Property Trust, Inc., REIT	129,956	35,244,067
Extra Space Storage, Inc., REIT	339,851	33,512,707
Four Corners Property Trust, Inc., REIT	874,009	24,682,014
Host Hotels & Resorts, Inc., REIT	986,980	17,824,859
Hudson Pacific Properties, Inc., REIT	1,041,967	33,832,669
JBG SMITH Properties, REIT	738,393	28,538,889
Kilroy Realty Corp., REIT	513,114	36,154,012
Macerich Co. (The), REIT	546,824	25,241,396
Medical Properties Trust, Inc., REIT	1,312,195	23,881,949
MGM Growth Properties LLC (Class A Stock), REIT	1,009,927	31,307,737
Prologis, Inc., REIT	896,853	62,026,353
Public Storage, REIT	30,021	6,380,063
Regency Centers Corp., REIT	387,088	25,160,720
Rexford Industrial Realty, Inc., REIT	750,112	25,203,763

PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Simon Property Group, Inc., REIT	263,673	$ 48,020,127
STAG Industrial, Inc., REIT	1,177,231	32,456,259
STORE Capital Corp., REIT	666,846	21,552,463
VICI Properties, Inc., REIT	758,441	16,329,235
Welltower, Inc., REIT	1,208,185	93,622,256
		1,094,609,049
Total Common Stocks (cost $1,669,848,823)		2,081,570,533

	Units
Rights* 0.0%
United Kingdom
Tritax Big Box REIT PLC , expiring 02/08/2019 (cost $0)	961,019	123,389

Total Long-Term Investments (cost $1,669,848,823)		2,081,693,922

	Shares
Short-Term Investment 0.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $8,379,746)(w)	8,379,746	8,379,746

TOTAL INVESTMENTS 98.4% (cost $1,678,228,569)		2,090,073,668
Other assets in excess of liabilities 1.6%		34,400,675

Net Assets 100.0%		$ 2,124,474,343

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.

PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$ —	$107,165,099	$—
Belgium	—	14,240,760	—
Canada	65,335,110	—	—
France	—	68,747,083	—
Germany	—	102,133,953	—
Hong Kong	—	180,281,032	—
Ireland	—	25,387,475	—
Japan	—	251,353,838	—
Singapore	—	34,580,668	—
Spain	—	19,746,792	—
Sweden	—	27,728,424	—
Switzerland	—	10,884,032	—
United Kingdom	—	79,377,218	—
United States	1,094,609,049	—	—
Rights
United Kingdom	—	123,389	—

Affiliated Mutual Fund	8,379,746	—	—
Total	$1,168,323,905	$921,749,763	$—
Industry Classification:
The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2019 were as follows:
Office REITs	14.8%
Industrial REITs	14.2
Retail REITs	11.6
Residential REITs	11.3
Diversified Real Estate Activities	9.5
Real Estate Operating Companies	8.9
Specialized REITs	7.1
Health Care REITs	7.0
Diversified REITs	6.5
Hotel & Resort REITs	5.6%
Real Estate Development	1.0
Health Care Facilities	0.5
Affiliated Mutual Fund	0.4
98.4
Other assets in excess of liabilities	1.6
100.0%

PGIM Jennison Technology Fund
Schedule of Investments as of January 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 83.2%
Common Stocks
Automobiles 1.9%
Tesla, Inc.*	560	$ 171,931
Communications Equipment 1.0%
Nokia OYJ (Finland), ADR	8,311	52,775
Telefonaktiebolaget LM Ericsson (Sweden), ADR	4,007	35,702
		88,477
Entertainment 3.1%
Activision Blizzard, Inc.	2,620	123,769
Netflix, Inc.*	489	166,015
		289,784
Equity Real Estate Investment Trusts (REITs) 8.8%
American Tower Corp.	1,996	344,988
Crown Castle International Corp.	2,380	278,603
Equinix, Inc.	479	188,726
		812,317
Health Care Equipment & Supplies 2.0%
Intuitive Surgical, Inc.*	345	180,656
Interactive Media & Services 6.0%
Alphabet, Inc. (Class C Stock)*	212	236,670
Tencent Holdings Ltd. (China)	7,068	314,652
		551,322
Internet & Direct Marketing Retail 4.2%
Alibaba Group Holding Ltd. (China), ADR*	1,359	228,978
Amazon.com, Inc.*	94	161,561
		390,539
IT Services 12.2%
Adyen NV (Netherlands), 144A*	172	127,898
Okta, Inc.*	3,161	260,561
PayPal Holdings, Inc.*	1,666	147,874
Square, Inc. (Class A Stock)*	2,409	171,882
Twilio, Inc. (Class A Stock)*	1,755	195,367

PGIM Jennison Technology Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Visa, Inc. (Class A Stock)	1,305	$ 176,188
Wirecard AG (Germany)	251	41,809
		1,121,579
Life Sciences Tools & Services 2.5%
Illumina, Inc.*	829	231,946
Semiconductors & Semiconductor Equipment 6.9%
Broadcom, Inc.	1,141	306,073
NVIDIA Corp.	1,156	166,175
QUALCOMM, Inc.	3,269	161,881
		634,129
Software 30.5%
Adobe, Inc.*	590	146,214
Coupa Software, Inc.*	2,445	212,617
Dassault Systemes SE (France)	542	68,148
Guidewire Software, Inc.*	1,514	131,234
Microsoft Corp.	4,540	474,112
New Relic, Inc.*	1,475	149,934
Red Hat, Inc.*	1,522	270,672
salesforce.com, Inc.*	1,903	289,199
ServiceNow, Inc.*	725	159,514
Splunk, Inc.*	1,990	248,432
Teradata Corp.*	5,126	227,492
Workday, Inc. (Class A Stock)*	1,191	216,202
Zendesk, Inc.*	3,053	206,169
		2,799,939
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	2,258	375,822

Total Long-Term Investments (cost $7,492,232)		7,648,441

Short-Term Investments 17.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	1,598,408	1,598,408

PGIM Jennison Technology Fund
Schedule of Investments as of January 31, 2019 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund(w)	20	$ 20

Total Short-Term Investments (cost $1,598,428)		1,598,428

TOTAL INVESTMENTS 100.6% (cost $9,090,660)		9,246,869
Liabilities in excess of other assets (0.6)%		(57,191)

Net Assets 100.0%		$ 9,189,678

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of January 31, 2019 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Automobiles	$ 171,931	$ —	$—
Communications Equipment	88,477	—	—
Entertainment	289,784	—	—
Equity Real Estate Investment Trusts (REITs)	812,317	—	—
Health Care Equipment & Supplies	180,656	—	—
Interactive Media & Services	236,670	314,652	—
Internet & Direct Marketing Retail	390,539	—	—
IT Services	951,872	169,707	—
Life Sciences Tools & Services	231,946	—	—
Semiconductors & Semiconductor Equipment	634,129	—	—
Software	2,731,791	68,148	—
Technology Hardware, Storage & Peripherals	375,822	—	—

Affiliated Mutual Funds	1,598,428	—	—
Total	$8,694,362	$552,507	$—

Glossary
The following abbreviations are used in the quarterly schedule of portfolio holdings:
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be illiquid.
ADR—American Depositary Receipt
REIT(s)—Real Estate Investment Trust(s)
UTS—Unit Trust Security

Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Each Fund may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Funds is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 12

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date	March 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	March 14, 2019

By (Signature and Title)*	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date	March 14, 2019

* Print the name and title of each signing officer under his or her signature.